Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Debt

Note 6:    Debt

	September 30,	December 31,
Dollars in thousands	2021	2020
Term Loan Facility	$306,563	$281,563
Paid-In-Kind Interest related to Term Loan Facility	24,186	—
Revolving Credit Facility	30,000	30,000
Paid-In-Kind Interest related to Revolving Credit Facility	2,227	—
Union Revolving Credit Facility	4,590	2,550
Total debt outstanding	$367,566	$314,113
Less: Unamortized debt issuance costs	(5,676)	(6,639)
Total debt, net	$361,890	$307,474
Portion due within one year	$—	$—
Total long-term debt, net	$361,890	$307,474

On October 20, 2017, Redbox Automated Retail, LLC (“RAR”) entered into a credit agreement (“Credit Agreement”), which provided for:

●	a first lien term loan facility (the “Term Loan B”), in an original aggregate principal amount of $425.0 million, with a five-year maturity; and
●	a first lien revolving credit facility (the “Revolving Credit Facility” and, together with the Term Loan Facility, the “Senior Facilities”), in an aggregate principal amount of up to $30.0 million, with a five-year maturity.

The Term Loan B was made available to RAR immediately upon closing and was used in part to retire all $280.0 million of the Company’s existing debt and to settle closing costs associated with the new Term Loan B totaling $19.5 million of which $4.6 million was paid to Apollo Global Securities, LLC, an affiliate of Apollo, for services provided in connection with the financing. The balance of the Term Loan B proceeds were used towards a dividend, occurring on the same day, with total dividend of $160.0 million to equity holders of RAR. Additionally, at the execution of the new Credit Agreement, RAR wrote-off unamortized deferred financing costs of $21.7 million related to the extinguishment of the entire debt under the prior credit agreement.

On September 7, 2018, RAR entered into an Incremental Assumption and Amendment Agreement (the “Amendment”) to the Credit Agreement. The Amendment provided for, among other things, (i) an incremental Term B-1 Loan (“Term Loan B-1”) in an original aggregate principal amount of $85.8 million and (ii) the payment of one or more restricted payments to shareholders of RAR in an aggregate amount not to exceed $115.0 million. The proceeds received from the Amendment along with cash flow from the business were used towards a dividend distribution to equity holders of RAR totaling $115.0 million that was paid within five business days of September 7, 2018, and to pay fees and expenses in connection with the Amendment totaling $3.7 million. The additional loan under Term Loan B-1 had terms identical to the original Term Loan B, except to account for the incremental principal amount within the quarterly amortization payment schedule and to reset call protection on the Term Loan B-1.

On September 30, 2020, RAR entered into the second amendment to its Credit Agreement (the “Second Amendment”) to, among other things, to increase the total net leverage covenant during the remaining term of the Credit Agreement and revise the quarterly amortization payment schedule.

On December 28, 2020, RAR entered into a third amendment to its Credit Agreement (the “Third Amendment”). The amendment deferred the December 2020 amortization payment to March 2021.

As of December 31, 2020, RAR’s Senior Facilities matured on October 20, 2022, and subsequent to the Amendment, Second Amendment and Third Amendment consisted of:

●	a first lien term loan B facility, in an aggregate principal amount of $425.0 million;
●	a first lien term loan B-1 facility, in an aggregate principal amount of $85.8 million; and
●	a first lien revolving credit facility, in an aggregate principal amount of up to $30.0 million.

On December 29, 2020, Redbox Entertainment, LLC entered into a four-year, $20.0 million revolving credit facility with Union Bank (the “Union Revolving Credit Facility”). The facility is used exclusively to pay for minimum guarantees, license fees and related distribution expenses for original content obtained under the Company’s Redbox Entertainment label. Borrowings outstanding under the Union Revolving Credit Facility as of September 30, 2021 and December 31, 2020 were $4.6 million and $2.55 million, respectively.

Borrowings under the Union Revolving Credit Facility will bear interest at either the alternate base rate or LIBOR (based on an interest period selected by the Company of one month, three months or six months) in each case plus a margin. The alternate base rate loans bear interest at a per annum rate equal to the greatest of (i) the base rate in effect on such day, (ii) the federal funds effective rate in effect on such day plus 1⁄2 of 1.0%, and (iii) daily one month LIBOR plus 1.0%. The revolving credit facility borrowings that are LIBOR loans bear interest at a per annum rate equal to the applicable LIBOR plus a margin of 0.50%. The borrowing interest rate for the Union Revolving Credit Facility was 4.25% as of September 30, 2021 and December 31, 2020, respectively.

In addition to paying interest on outstanding principal under the Union Revolving Credit Facility, Redbox Entertainment, LLC is required to pay a commitment fee at a rate equal to 0.50% per annum to the lenders in respect of the unutilized commitments thereunder.

On January 29, 2021, RAR entered into an amendment to its Credit Agreement (the “Fourth Amendment”). The Fourth Amendment provided for, among other things, (i) deferral of principal amortization payments until the maturity date, (ii) extension of the maturity date to April 2023, (iii) at the RAR’s election, subject to certain liquidity thresholds, payment PIK interest, and, (iv) removal of all financial covenant requirements.

In addition, under the Fourth Amendment RAR incurred an incremental first lien term loan B-2 facility (“Term Loan B-2” and, together with Term Loan Bs and Term Loan B-1’s, the “Term Loan Facility”) in an aggregate principal amount of $25.0 million which was provided by New Outerwall Inc. The loan was subsequently assigned to Aspen Parent, Inc. Aspen Parent, Inc. indirectly owns 100% of the equity of the Company and is therefore a related party of the Company. The proceeds from the loan will be used for general corporate purposes.

Pursuant to the Fourth Amendment, interest is payable on the Senior Facilities entirely in cash or, for a specified period, could be paid by increasing the principal amount of the Senior Facilities (PIK Interest), or through a combination of cash and PIK interest, subject to certain liquidity thresholds. Borrowings under the Senior Facilities bear interest at a rate at RAR’s option, either (a) a London Interbank Offer Rate (“LIBOR”) determined by reference to the costs of funds for Eurodollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, subject to a 1.00% floor in the case of term loans or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50% per annum, (ii) the prime rate quoted by the Wall Street Journal (or another national publication selected by the administrative agent) and (iii) the one-month adjusted LIBOR plus 1.00% per annum, in each case plus an applicable margin. The applicable margin for borrowings under the Senior Facilities is 7.25% with respect to Eurocurrency Borrowings (increasing to 8.25% if PIK Interest is paid) and 6.25% with respect to ABR Borrowings (increasing to 7.25% if PIK Interest is paid).

In addition to paying interest on outstanding principal under the Senior Facilities, RAR is required to pay a commitment fee at a rate equal to 0.50% per annum to the lenders in respect of the unutilized commitments thereunder. RAR is also required to pay customary agency fees.

In connection with the Business Combination, on May 16, 2021, RAR entered into another amendment to its Credit Agreement (the “Fifth Amendment”). The Fifth Amendment, which became effective upon consummation of the Business Combination, provided consent to the planned Business Combination and among other things, extended the Senior Facilities maturity date to October 2023 and subordinated the Term Loan B-2s to the Term Loan Bs and the Term Loan B-1s. In addition, among other things, concurrently with the consummation of the Business Combination, i) $15.0 million of cash proceeds from the Business Combination were used to pay down outstanding borrowings under the Revolving Credit Facility and ii) $35.0 million of cash proceeds from the Business Combination were used to pay down outstanding borrowings under the Term Loan Bs and the Term Loan B-1s.

On October 11, 2021, RAR entered into a consent to the Fifth Amendment to make certain additional changes to the Credit Agreement, which became effective upon consummation of the Business Combination, including extending the maturity date of the Senior Facilities to April, 2024 and extending the PIK interest option until December 31, 2022 (subject to a minimum pro forma liquidity). See Note 14: Subsequent Events for a further discussion.

Dividend Restrictions

The Credit Agreement contains certain customary affirmative covenants and negative covenants, including a limitation on the Company’s ability to pay dividends on or make distributions in respect of its capital stock or make other restricted payments. The covenant prohibiting dividends and other restricted payments has certain limited exceptions, including for customary overhead, legal, accounting and other professional fees and expenses; taxes; customary salary, bonus and other benefits; and up to $1.03 million for dividends that were accrued on equity interests that were unvested as of the payment of the Company’s last dividend in 2018 and have subsequently vested.

Interest Rates and Fees

As of September 30, 2021 and December 31, 2020, the borrowing interest rate for the Senior Facilities was 9.25% and 8.25%, respectively.

Amortization and Prepayments

Required minimum principal amortization payments under the Term Loan Facility as of September 30, 2021, are as follows:

Repayment
Dollars in thousands	Amount
Remaining 2021	$—
2022	—
2023	330,749
Total	$330,749

As noted above, pursuant to the consent agreement to the Fifth Amendment that RAR entered into on October 11,2021, the maturity date of the Senior Facilities has been extended to April, 2024.

In addition, the Senior Facilities require RAR to prepay outstanding term loan borrowings, subject to certain exceptions, with:

●	a certain percentage set forth in the Credit Agreement governing the Senior Facilities of RAR’s annual excess cash flow, as defined under the Senior Facilities;
●	a certain percentage of the net cash proceeds of certain non-ordinary course asset sales, other dispositions of property or certain casualty events, in each case subject to certain exceptions and reinvestment rights; and
●	the net cash proceeds of any issuance or incurrence of debt, other than proceeds from debt permitted under the Senior Facilities.

RAR may voluntarily repay outstanding loans that are funded solely by internally generated cash from business operations under the Senior Facilities at any time, without prepayment premium or penalty, except customary “breakage” costs with respect to LIBOR rate loans.

All obligations under the Senior Facilities are unconditionally guaranteed by each of RAR’s existing and future direct and indirect material, wholly- owned domestic subsidiaries, subject to certain exceptions and the direct parent of RAR. The obligations are secured by a pledge of substantially all of RAR’s assets and those of each guarantor, including capital stock of the subsidiary guarantors and 65% of the capital stock of the first-tier foreign subsidiaries that are not subsidiary guarantors, in each case subject to certain exceptions, and its capital stock owned by RAR’s direct parent. Such security interests consist of a first-priority lien with respect to the collateral.

Letters of Credit

As of September 30, 2021 and December 31, 2020, the Company has a Letter of Credit arrangement to provide for the issuance of standby letters of credit in the amount of $3.4 million. The arrangement supports the collateral requirements for insurance claims and is good for one year to be renewed annually if necessary. As required under the Senior Facilities, the Company’s Letter of Credit is cash-collateralized at 105% through the Company’s restricted cash balance in the amount of $3.5 million as of September 30, 2021 and December 31, 2020, respectively.

Note 6:   Debt

	December 31,	December 31,
Dollars in thousands	2020	2019
Term B Facility	$281,563	$318,750
Revolving Credit Facility	30,000	—
Union Revolving Credit Facility	2,550	—
Total debt outstanding	$314,113	$318,750
Less: Unamortized debt issuance costs	(6,639)	(10,212)
Total debt, net	$307,474	$308,538
Portion due within one year	$—	$63,750
Total long-term debt, net	$307,474	$244,788

On October 20, 2017 (“Closing Date”), the Company entered into a credit agreement (“Credit Agreement”), which provided for:

●	a first lien term loan facility (the “Term Loan Facility”), in an aggregate principal amount of $425.0 million, with a five-year maturity; and
●	a first lien revolving credit facility (the “Revolving Credit Facility” and, together with the Term Loan Facility, the “Senior Facilities”), in an aggregate principal amount of up to $30.0 million, with a five-year maturity.

The Term Loan Facility was made available to the Company immediately upon closing and was used in part to retire all $280.0 million of the Company’s existing debt outstanding on the Closing Date and to settle closing costs associated with the new Term Loan Facility totaling $19.5 million of which $4.6 million was paid to Apollo Global Securities, LLC, an affiliate of Apollo, for services provided in connection with the financing. The balance of the loan proceeds was used on the Closing Date to fund a dividend of $160.0 million to equity holders of the Company. Additionally, at the execution of the new Credit Agreement, the Company wrote-

off unamortized deferred financing costs of $21.7 million related to the extinguishment of the entire debt under the prior credit agreement.

On September 7, 2018, the Company entered into an Incremental Assumption and Amendment Agreement (the “Amendment”) to the Credit Agreement. The Amendment provided for, among other things, (i) an additional principal amount under a Term B-1 Loan (“Term Loan B-1”) in an aggregate principal amount of $85.8 million and (ii) the payment of one or more restricted payments to shareholders of Redbox in an aggregate amount not to exceed $115.8 million. The proceeds received from the Amendment along with cash flow from the business were used to fund a dividend to equity holders of the Company totaling $115.8 million that was paid within five business days of September 7, 2018, and to pay fees and expenses in connection with the Amendment totaling $3.7 million. The additional loan under Term Loan B-1 has terms identical to the original Term Loan Facility.

On September 30, 2020, the Company entered into the second amendment to its Credit Agreement (the “Second Amendment”) to, among other things, modify the amortization payment schedule and increase the total net leverage covenant during the remaining term of the Credit Agreement.

On December 28, 2020, the Company entered into a third amendment to its Credit Agreement (the “Third Amendment”). The amendment deferred the December 2020 amortization payment to March 2021.

As of December 31, 2020, the Company’s Senior Facilities mature on October 20, 2022, and subsequent to the Amendment, Second Amendment and Third Amendment now consist of:

●	a first lien term loan B facility (the “Term Loan B Facility”), in an aggregate principal amount of $425.0 million;
●	a first lien term loan B-1 facility (the “Term Loan B-1 Facility”), in an aggregate principal amount of $85.8 million; and
●	a first lien revolving credit facility (the “Revolving Credit Facility”), in an aggregate principal amount of up to $30.0 million.

On December 29, 2020, the Company entered into a four-year, $20.0 million revolving credit facility with Union Bank (the “Union Revolving Credit Facility”). The facility is used exclusively to pay for minimum guarantees, license fees and related distribution expenses for original content obtained under the Company’s Redbox Entertainment label. Borrowings outstanding under the Union Revolving Credit Facility as of December 31, 2020 were $2.55 million.

On January 29, 2021, the Company entered into an amendment to its Credit Agreement (the “Fourth Amendment”) along with entering into a new term loan with New Outerwall for $25.0 million. New Outerwall indirectly owns 100% of the equity interests of the Company and is therefore a related party of the Company. In addition, on May 16, 2021, the Company entered into another amendment to its Credit Agreement (the “Fifth Amendment”). See Note 15, Subsequent Events, for a further discussion.

The Credit Agreement contains certain customary affirmative covenants and negative covenants, including a limitation on the Company’s ability to pay dividends on or make distributions in respect of its capital stock or make other restricted payments. The covenant prohibiting dividends and other restricted payments has certain limited exceptions, including for customary overhead, legal, accounting and other professional fees and expenses; taxes; customary salary, bonus and other benefits; and up to $1.03 million for dividends that were accrued on equity interests that were unvested as of the payment of the Company’s last dividend in 2018 and have subsequently vested.

Dividends per Share

The dividend distribution declared in association with the Amendment was for $3.28 per common share outstanding and was declared during the year ended December 31, 2018. Total dividends of $115.8 million related to this amount were paid during the year ended December 31, 2018. Additionally, dividends of $1.0 million and $1.2 million were paid during the years ended December 31, 2020 and 2019, respectively. The subsequent dividend payments represented additional payments for the vesting of shares that were outstanding upon the dividend declaration.

Dividend Restrictions

The Credit Agreement contains certain customary affirmative covenants and negative covenants, including a limitation on the Company’s ability to pay dividends on or make distributions in respect of its capital stock or make other restricted payments. The covenant prohibiting dividends and other restricted payments has certain limited exceptions, including for customary overhead, legal, accounting and other professional fees and expenses; taxes; customary salary, bonus and other benefits; and up to $1.03 million for dividends that were accrued on equity interests that were unvested as of the payment of the Company’s last dividend in 2018 and have subsequently vested.

Interest Rates and Fees

Borrowings under the Senior Facilities will bear interest at a rate at the Company’s option, either (a) a London Interbank Offer Rate (“LIBOR”) rate determined by reference to the costs of funds for Eurodollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, subject to a 1.00% floor in the case of term loans or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50% per annum, (ii) the prime rate quoted by The Wall Street Journal (or another national publication selected by the administrative agent) and (iii) the one-month adjusted LIBOR plus 1.00% per annum, in each case plus an applicable margin. The applicable margin for borrowings under the Senior Facilities is 7.25% with respect to Eurocurrency Borrowings and 6.25% with respect to ABR Borrowings.

In addition to paying interest on outstanding principal under the Senior Facilities, we are required to pay a commitment fee at a rate equal to 0.50% per annum to the lenders in respect of the unutilized commitments thereunder. We are also required to pay customary agency fees.

As of December 31, 2020 and December 31, 2019, the borrowing interest rate for the Senior Facilities was 8.25% and 9.05% respectively.

Borrowings under the Union Revolving Credit Facility will bear interest at either the alternate base rate or LIBOR (based on an interest period selected by the Company of one month, three months or six months) in each case plus a margin. The alternate base rate loans bear interest at a per annum rate equal to the greatest of (i) the base rate in effect on such day, (ii) the federal funds effective rate in effect on such day plus 1∕2 of 1.0%, and (iii) daily one month LIBOR plus 1.0%. The revolving credit facility borrowings that are LIBOR loans bear interest at a per annum rate equal to the applicable LIBOR plus a margin of 0.50%. As of December 31, 2020, the borrowing interest rate for the Union Revolving Credit Facility was 4.25%.

In addition to paying interest on outstanding principal under the Union Revolving Credit Facility, we are required to pay a commitment fee at a rate equal to 0.50% per annum to the lenders in respect of the unutilized commitments thereunder.

Amortization and Prepayments

Required minimum principal amortization payments under the Senior Facilities as of December 31, 2020, are as follows:

Dollars in thousands	Repayment Amount
2021	$—
2022	—
2023	281,563
Total	$281,563

In addition, the Senior Facilities require us to prepay outstanding term loan borrowings, subject to certain exceptions, with:

●	a certain percentage set forth in the Credit Agreement governing the Senior Facilities of the Company’s annual excess cash flow, as defined under the Senior Facilities;
●	a certain percentage of the net cash proceeds of certain non-ordinary course asset sales, other dispositions of property or certain casualty events, in each case subject to certain exceptions and reinvestment rights; and
●	the net cash proceeds of any issuance or incurrence of debt, other than proceeds from debt permitted under the Senior Facilities.

The Company may voluntarily repay outstanding loans that are funded solely by internally generated cash from business operations under the Senior Facilities at any time, without prepayment premium or penalty, except customary “breakage” costs with respect to LIBOR rate loans.

Collateral and Guarantors

All obligations under the Senior Facilities are unconditionally guaranteed by each of the Company’s existing and future direct and indirect material, wholly-owned domestic subsidiaries, subject to certain exceptions, and the direct parent of the Company. The obligations are secured by a pledge of substantially all of the Company’s assets and those of each guarantor, including capital stock of the subsidiary guarantors and 65% of the capital stock of the first-tier foreign subsidiaries that are not subsidiary guarantors, in each case subject to certain exceptions, and its capital stock owned by the Company’s direct parent. Such security interests consist of a first-priority lien with respect to the collateral.

All obligations under the Union Revolving Credit Facility are guaranteed by all direct and indirect wholly owned subsidiaries of the Company’s Redbox Entertainment entity.

Compliance with Loan Covenants

As of and for the period ended December 31, 2020, the Company was in compliance with all applicable loan covenants.

Letters of Credit

As of December 31, 2020 and 2019, the Company has a Letter of Credit arrangement to provide for the issuance of standby letters of credit in the amount of $3.4 million. The arrangement supports the collateral requirements for insurance claims and is good for one year to be renewed annually if necessary. As required under the Senior Facilities, the Company’s Letter of Credit is cash-collateralized at 105% through the Company’s restricted cash balance in the amount of $3.5 million as of December 31, 2020 and 2019, respectively.